Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Three Months Ended June 30,		For the Nine Months Ended June 30,
	2026	2025	2026	2025
General and administrative expenses	$199,268	$251,371	$740,410	$590,136
Interest earned on investments held in Trust Account	$278,500	$605,749	$850,709	$1,894,408
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Year Ended September 30,
	2025	2024
General and administrative expenses	$859,747	$354,066
Interest earned on investments held in Trust Account	$2,230,500	$609,787